Calamos Long/Short Equity & Dynamic Income Trust

SCHEDULE OF INVESTMENTS JANUARY 31, 2023 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

CORPORATE BONDS (31.8%)

	Airlines (0.3%)

282,250	Air Canada Pass Through Trust Series 2015-1, Class B*~ 3.875%, 09/15/24	$281,152
39,333	Air Canada Pass Through Trust Series 2015-2, Class B*~ 5.000%, 06/15/25	38,343
189,724	Alaska Airlines Pass Through Trust Series 2020-1, Class A*~µ 4.800%, 02/15/29	185,219
110,582	Alaska Airlines Pass Through Trust Series 2020-1, Class B*~ 8.000%, 02/15/27	112,796
206,083	British Airways Pass Through Trust Series 2021-1, Class B*~ 3.900%, 03/15/33	176,209
145,603	JetBlue Pass Through Trust Series 2020-1, Class B~ 7.750%, 05/15/30	143,734
	Spirit Loyalty Cayman, Ltd. / Spirit IP Cayman, Ltd.*
130,000	8.000%, 09/20/25	133,097
114,000	8.000%, 09/20/25~	116,376
85,107	United Airlines Pass Through Trust Series 2019-2, Class B 3.500%, 11/01/29	76,456

		1,263,382

	Communication Services (1.8%)
225,000	Altice France, SA*~ 5.500%, 10/15/29	178,004
225,000	APi Group DE, Inc.*~ 4.750%, 10/15/29	203,159
335,000	Arrow Bidco, LLC*~ 9.500%, 03/15/24	336,913
200,000	Ashtead Capital, Inc.* 2.450%, 08/12/31	161,598
	Audacy Capital Corp.*
231,000	6.750%, 03/31/29	41,513
91,000	6.500%, 05/01/27~	15,844
144,000	Beasley Mezzanine Holdings, LLC* 8.625%, 02/01/26	94,176
136,000	Cincinnati Bell Telephone Company, LLC~ 6.300%, 12/01/28	122,514
45,000	CMG Media Corp.* 8.875%, 12/15/27	35,267
285,000	Consolidated Communications, Inc.*~ 6.500%, 10/01/28	232,987
	CSC Holdings, LLC*~
285,000	5.375%, 02/01/28	239,782
215,000	4.500%, 11/15/31	158,636
200,000	5.750%, 01/15/30	126,412
200,000	4.625%, 12/01/30	118,504
	Diamond Sports Group, LLC / Diamond Sports Finance Company*
150,000	6.625%, 08/15/27	3,147
115,000	5.375%, 08/15/26	8,500

PRINCIPAL AMOUNT		VALUE
264,000	Directv Financing, LLC / Directv Financing Co-Obligor, Inc.*~ 5.875%, 08/15/27	$239,543
135,000	Embarq Corp. 7.995%, 06/01/36	65,224
195,000	Frontier California, Inc.~ 6.750%, 05/15/27	184,844
	Frontier Communications Holdings, LLC*~
123,000	5.000%, 05/01/28	111,726
48,000	8.750%, 05/15/30	49,764
202,000	Frontier Florida, LLC@~ 6.860%, 02/01/28	187,910
280,000	Frontier North, Inc.@ 6.730%, 02/15/28	259,286
165,000	Go Daddy Operating Company, LLC / GD Finance Company, Inc.*~ 3.500%, 03/01/29	142,931
145,000	Intelsat Jackson Holdings, SA*~@ 9.750%, 07/15/25	—
230,000	LCPR Senior Secured Financing DAC*~ 6.750%, 10/15/27	224,172
140,686	Ligado Networks, LLC* 15.500%, 11/01/23 PIK rate	49,263
	Lumen Technologies, Inc.~
280,000	7.600%, 09/15/39	189,546
92,000	4.500%, 01/15/29*	61,914
95,000	Match Group Holdings II, LLC*~ 3.625%, 10/01/31	76,332
240,000	Netflix, Inc.*~ 4.875%, 06/15/30	237,902
490,000	Paramount Global~‡ 6.375%, 03/30/62 5 year CMT + 4.00%	426,849
595,000	Rogers Communications, Inc.*~‡ 5.250%, 03/15/82 5 year CMT + 3.59%	539,689
	Scripps Escrow II, Inc.*~
95,000	3.875%, 01/15/29	79,842
48,000	5.375%, 01/15/31	38,765
195,000	Scripps Escrow, Inc.*~ 5.875%, 07/15/27	174,305
	Sirius XM Radio, Inc.*~
140,000	4.000%, 07/15/28	124,641
90,000	3.125%, 09/01/26	81,237
48,000	3.875%, 09/01/31	39,541
100,000	Spanish Broadcasting System, Inc.* 9.750%, 03/01/26	59,125
165,000	Sprint, LLC 7.125%, 06/15/24	168,802
165,000	Stagwell Global, LLC*~ 5.625%, 08/15/29	144,794
190,000	Telesat Canada / Telesat, LLC*~ 4.875%, 06/01/27	87,444
70,000	Time Warner Cable, LLC 7.300%, 07/01/38	75,279
320,000	United States Cellular Corp.~ 6.700%, 12/15/33	297,824

See accompanying Notes to Schedule of Investments

Calamos Long/Short Equity & Dynamic Income Trust

SCHEDULE OF INVESTMENTS JANUARY 31, 2023 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
395,000	Vodafone Group, PLC~‡ 7.000%, 04/04/79 U.S. 5 yr Swap + 4.87%	$407,794

		6,903,244

	Consumer Discretionary (3.3%)

228,000	Abercrombie & Fitch Management Company*~^ 8.750%, 07/15/25	230,567
201,000	American Axle & Manufacturing, Inc.~ 6.875%, 07/01/28	183,388
	Ashton Woods USA, LLC / Ashton Woods Finance Company*
194,000	6.625%, 01/15/28	177,588
167,000	4.625%, 08/01/29	139,550
217,000	At Home Group, Inc.* 4.875%, 07/15/28	158,731
	Bath & Body Works, Inc.~
254,000	6.694%, 01/15/27	256,052
235,000	6.875%, 11/01/35	216,889
	Caesars Entertainment, Inc.*
118,000	4.625%, 10/15/29^	100,898
93,000	8.125%, 07/01/27^	94,476
93,000	6.250%, 07/01/25~	92,714
	Carnival Corp.*
98,000	10.500%, 02/01/26	102,614
48,000	7.625%, 03/01/26	43,732
230,000	Carriage Services, Inc.*~ 4.250%, 05/15/29	189,451
145,000	Carvana Company*~ 4.875%, 09/01/29	64,771
	CCO Holdings, LLC / CCO Holdings Capital Corp.*~
750,000	4.750%, 03/01/30	656,490
250,000	4.500%, 08/15/30	213,907
220,000	6.375%, 09/01/29	212,491
186,000	4.250%, 02/01/31	155,079
96,000	4.750%, 02/01/32	81,680
96,000	CDI Escrow Issuer, Inc.*~ 5.750%, 04/01/30	91,098
	Dana, Inc.~
155,000	4.250%, 09/01/30	131,885
95,000	4.500%, 02/15/32	80,169
	DISH DBS Corp.
347,000	7.750%, 07/01/26~	281,969
230,000	5.250%, 12/01/26*~	198,338
120,000	7.375%, 07/01/28~	86,416
95,000	5.125%, 06/01/29	60,567
186,000	DISH Network Corp.* 11.750%, 11/15/27	193,083
200,000	Empire Resorts, Inc.* 7.750%, 11/01/26	164,094
204,000	Everi Holdings, Inc.*~ 5.000%, 07/15/29	184,746
190,000	Ford Motor Company~ 6.100%, 08/19/32	186,641
	Ford Motor Credit Company, LLC
375,000	4.134%, 08/04/25	358,657
350,000	7.350%, 11/04/27	367,444
300,000	4.000%, 11/13/30~	262,236
270,000	5.113%, 05/03/29~	256,162
200,000	7.350%, 03/06/30	210,214
	Gap, Inc.*
71,000	3.875%, 10/01/31^	53,248
9,000	3.625%, 10/01/29	6,926

PRINCIPAL AMOUNT		VALUE
	General Motors Financial Company, Inc.~‡
465,000	5.700%, 09/30/30^ 5 year CMT + 5.00%	$433,175
395,000	6.500%, 09/30/28 3 mo. USD LIBOR + 3.44%	373,216
	goeasy, Ltd.*~
325,000	5.375%, 12/01/24	311,873
177,000	4.375%, 05/01/26	159,004
239,000	Goodyear Tire & Rubber Company^ 5.000%, 07/15/29	210,963
79,000	Group 1 Automotive, Inc.*~ 4.000%, 08/15/28	69,510
283,000	Guitar Center, Inc.* 8.500%, 01/15/26	247,574
190,000	Liberty Interactive, LLC~ 8.250%, 02/01/30	89,731
	Life Time, Inc.*
144,000	8.000%, 04/15/26^	140,059
100,000	5.750%, 01/15/26~	96,784
123,000	Lindblad Expeditions, LLC* 6.750%, 02/15/27	120,613
125,000	M/I Homes, Inc. 3.950%, 02/15/30	105,310
	Macy’s Retail Holdings, LLC~
200,000	6.700%, 07/15/34*	169,168
120,000	5.875%, 03/15/30*	109,921
90,000	4.300%, 02/15/43	55,893
225,000	Mclaren Finance, PLC*~ 7.500%, 08/01/26	170,424
242,000	Midwest Gaming Borrower, LLC / Midwest Gaming Finance Corp.*~ 4.875%, 05/01/29	214,279
254,000	Mohegan Tribal Gaming Authority*~ 8.000%, 02/01/26	240,889
	Newell Brands, Inc.
45,000	6.375%, 09/15/27	45,298
23,000	6.625%, 09/15/29^	23,341
	Nordstrom, Inc.~
90,000	5.000%, 01/15/44	60,655
86,000	4.250%, 08/01/31	64,760
215,000	Penn Entertainment, Inc.* 4.125%, 07/01/29	178,409
265,000	Premier Entertainment Sub, LLC / Premier Entertainment Finance Corp.*~ 5.625%, 09/01/29	193,105
473,000	Rite Aid Corp.* 8.000%, 11/15/26	264,298
270,000	Simmons Foods, Inc. / Simmons Prepared Foods, Inc. / Simmons Pet Food, Inc. / Simmons Feed*~ 4.625%, 03/01/29	229,338
212,000	Sonic Automotive, Inc.*~ 4.625%, 11/15/29	176,469
282,000	Speedway Motorsports, LLC / Speedway Funding II, Inc.* 4.875%, 11/01/27	264,911
450,000	Station Casinos, LLC*~ 4.500%, 02/15/28	405,504
212,000	Taylor Morrison Communities, Inc.* 5.750%, 01/15/28	205,892
50,000	Viking Cruises, Ltd.*~ 13.000%, 05/15/25	53,067

See accompanying Notes to Schedule of Investments

Calamos Long/Short Equity & Dynamic Income Trust

SCHEDULE OF INVESTMENTS JANUARY 31, 2023 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
220,000	Vista Outdoor, Inc.*~ 4.500%, 03/15/29	$178,376
47,000	Williams Scotsman International, Inc.*~ 4.625%, 08/15/28	43,590

		12,250,360

	Consumer Staples (0.7%)

218,000	Central Garden & Pet Company*~ 4.125%, 04/30/31	183,153
213,000	Edgewell Personal Care Company* 4.125%, 04/01/29	185,745
	Energizer Holdings, Inc.*~
263,000	4.375%, 03/31/29	228,350
48,000	6.500%, 12/31/27	46,924
	JBS USA LUX, SA / JBS USA Food Company / JBS USA Finance, Inc.*
280,000	5.500%, 01/15/30~	272,278
215,000	5.125%, 02/01/28~	210,906
70,000	5.750%, 04/01/33	68,950
395,000	Land O’ Lakes, Inc.*~ 7.000%, 09/18/28	349,903
191,000	Performance Food Group, Inc.*~ 4.250%, 08/01/29	170,668
250,000	PetSmart, Inc. / PetSmart Finance Corp.*~ 4.750%, 02/15/28	232,327
140,000	Pilgrim’s Pride Corp.* 4.250%, 04/15/31	121,531
182,000	Prestige Brands, Inc.*~ 3.750%, 04/01/31	154,625
210,000	United Natural Foods, Inc.*~ 6.750%, 10/15/28	202,980
293,000	Vector Group, Ltd.*~ 5.750%, 02/01/29	256,006

		2,684,346

	Energy (2.7%)

190,000	Antero Resources Corp.*~ 5.375%, 03/01/30	177,369
192,000	Apache Corp.~ 5.100%, 09/01/40	167,762
	Buckeye Partners, LP~
460,000	5.850%, 11/15/43	353,919
205,000	3.950%, 12/01/26	188,329
270,000	Callon Petroleum Company*~ 7.500%, 06/15/30	261,538
96,000	Cheniere Energy, Inc.~ 4.625%, 10/15/28	91,562
139,000	Chesapeake Energy Corp.*~ 6.750%, 04/15/29	137,281
	Continental Resources, Inc.*
135,000	2.875%, 04/01/32	105,994
95,000	5.750%, 01/15/31	93,369
350,000	DCP Midstream Operating, LP*‡ 5.850%, 05/21/43 3 mo. USD LIBOR + 3.85%	346,682
150,000	DT Midstream, Inc.*~ 4.125%, 06/15/29	132,473
286,000	Earthstone Energy Holdings, LLC*~ 8.000%, 04/15/27	279,285

PRINCIPAL AMOUNT		VALUE
	Enbridge, Inc.‡
650,000	7.375%, 01/15/83 5 year CMT + 3.71%	$651,047
620,000	5.750%, 07/15/80~ 5 year CMT + 5.31%	589,837
560,000	Energy Transfer, LP~‡ 6.500%, 11/15/26 5 year CMT + 5.69%	528,472
	EnLink Midstream Partners, LP
835,000	8.879%, 03/03/23‡ 3 mo. USD LIBOR + 4.11%	702,928
205,000	4.850%, 07/15/26~	199,416
90,000	Enlink Midstream, LLC* 6.500%, 09/01/30	91,851
185,000	Enterprise Products Operating, LLC‡ 7.630%, 08/16/77 3 mo. USD LIBOR + 2.99%	175,883
220,000	EQM Midstream Partners, LP*~ 7.500%, 06/01/27	220,832
46,000	Genesis Energy, LP / Genesis Energy Finance Corp. 8.875%, 04/15/30	46,779
210,000	Gulfport Energy Corp.*~ 8.000%, 05/17/26	208,639
220,000	Hilcorp Energy I, LP / Hilcorp Finance Company*~ 6.000%, 04/15/30	206,186
144,000	Howard Midstream Energy Partners, LLC*~ 6.750%, 01/15/27	140,587
186,000	Magnolia Oil & Gas Operating, LLC / Magnolia Oil & Gas Finance Corp.*~ 6.000%, 08/01/26	180,186
646,000	MPLX, LP~‡ 6.875%, 02/15/23 3 mo. USD LIBOR + 4.65%	646,413
90,000	Nabors Industries, Inc.* 7.375%, 05/15/27	90,188
	New Fortress Energy, Inc.*~
180,000	6.750%, 09/15/25	172,903
96,000	6.500%, 09/30/26	88,723
169,000	Par Petroleum, LLC / Par Petroleum Finance Corp.*~ 7.750%, 12/15/25	166,977
200,000	Parkland Corp.*~ 5.875%, 07/15/27	192,292
187,000	Patterson-UTI Energy, Inc.~ 5.150%, 11/15/29	174,707
565,000	Plains All American Pipeline, LP‡ 8.716%, 03/03/23 3 mo. USD LIBOR + 4.11%	511,257
175,000	Rockcliff Energy II, LLC* 5.500%, 10/15/29	166,850
	Southwestern Energy Company~
140,000	5.375%, 03/15/30	130,567
98,000	4.750%, 02/01/32	86,459
90,000	5.375%, 02/01/29	84,664
48,000	Sunoco, LP / Sunoco Finance Corp.~ 4.500%, 04/30/30	42,843
92,000	Transocean, Inc.* 8.750%, 02/15/30	95,066
	Venture Global Calcasieu Pass, LLC*
45,000	4.125%, 08/15/31~	39,996

See accompanying Notes to Schedule of Investments

Calamos Long/Short Equity & Dynamic Income Trust

SCHEDULE OF INVESTMENTS JANUARY 31, 2023 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
45,000	3.875%, 08/15/29~	$40,185
10,000	6.250%, 01/15/30	10,199
	Vital Energy, Inc.
203,000	10.125%, 01/15/28	202,466
92,000	9.500%, 01/15/25~	92,915
280,000	VOC Escrow, Ltd.*~ 5.000%, 02/15/28	246,868
290,000	W&T Offshore, Inc.*~ 9.750%, 11/01/23	290,261
	Weatherford International, Ltd.*~
201,000	6.500%, 09/15/28	200,331
145,000	8.625%, 04/30/30	146,335

		10,197,671

	Financials (15.1%)

	Acrisure, LLC / Acrisure Finance, Inc.*~
283,000	6.000%, 08/01/29	233,837
251,000	7.000%, 11/15/25	239,288
286,000	Aethon United BR, LP / Aethon United Finance Corp.*~ 8.250%, 02/15/26	284,882
311,000	AG Issuer, LLC*~ 6.250%, 03/01/28	294,299
	Alliant Holdings Intermediate, LLC / Alliant Holdings Co-Issuer*
875,000	6.750%, 10/15/27~	820,041
50,000	4.250%, 10/15/27~	45,916
45,000	5.875%, 11/01/29	39,265
360,000	Allstate Corp.‡ 5.750%, 08/15/53 3 mo. USD LIBOR + 2.94%	355,536
	Ally Financial, Inc.~‡
1,236,000	4.700%, 05/15/26 5 year CMT + 3.87%	1,018,217
935,000	4.700%, 05/15/28 7 year CMT + 3.48%	721,119
417,000	American Express Company~‡ 3.550%, 09/15/26 5 year CMT + 2.85%	369,721
685,000	American International Group, Inc.~‡ 5.750%, 04/01/48 3 mo. USD LIBOR + 2.87%	675,143
379,000	AmWINS Group, Inc.*~ 4.875%, 06/30/29	334,452
1,160,000	Ares Finance Company III, LLC*~‡ 4.125%, 06/30/51 5 year CMT + 3.24%	908,257
175,000	AssuredPartners, Inc.* 7.000%, 08/15/25	172,967
208,000	Aviation Capital Group, LLC*~µ 3.500%, 11/01/27	186,869
	Avolon Holdings Funding, Ltd.*µ
100,000	3.950%, 07/01/24	97,050
75,000	5.500%, 01/15/26	73,517
835,000	AXIS Specialty Finance, LLC~‡ 4.900%, 01/15/40 5 year CMT + 3.19%	717,724
791,000	Bank of America Corp.µ‡^ 6.125%, 04/27/27 5 year CMT + 3.23%	789,292
405,000	Bank of Montrealµ‡ 4.800%, 08/25/24 5 year CMT + 2.98%	383,952

PRINCIPAL AMOUNT		VALUE
1,560,000	Bank of New York Mellon Corp.µ‡ 4.700%, 09/20/25 5 year CMT + 4.36%	$1,529,143
	Bank of Nova Scotiaµ‡
670,000	3.625%, 10/27/81 5 year CMT + 2.613%	529,541
605,000	4.900%, 06/04/25 5 year CMT + 4.55%	588,459
	Barclays, PLC~‡
725,000	8.000%, 03/15/29 5 year CMT + 5.43%	727,327
620,000	4.375%, 03/15/28 5 year CMT + 3.41%	506,261
	BP Capital Markets, PLC‡
810,000	4.875%, 03/22/30~ 5 year CMT + 4.40%	757,698
355,000	4.375%, 06/22/25 5 year CMT + 4.04%	344,702
375,000	BroadStreet Partners, Inc.*~ 5.875%, 04/15/29	331,496
	Brookfield Property REIT, Inc. / BPR Cumulus, LLC / BPR Nimbus, LLC / GGSI Sellco, LLC*~
385,000	4.500%, 04/01/27	339,982
231,000	5.750%, 05/15/26	217,912
200,000	Burford Capital Global Financial, LLC*~ 6.875%, 04/15/30	183,030
823,000	Capital One Financial Corp.‡ 3.950%, 09/01/26 5 year CMT + 3.16%	717,195
206,000	Castlelake Aviation Finance DAC*~^ 5.000%, 04/15/27	188,700
	Charles Schwab Corp.~‡
895,000	4.000%, 06/01/26 5 year CMT + 3.17%	825,217
433,000	4.000%, 12/01/30 10 year CMT + 3.08%	372,804
400,000	5.375%, 06/01/25^ 5 year CMT + 4.97%	398,704
	Citigroup, Inc.~‡
1,454,000	4.150%, 11/15/26 5 year CMT + 3.00%	1,301,199
1,141,000	3.875%, 02/18/26 5 year CMT + 3.42%	1,044,186
445,000	4.000%, 12/10/25 5 year CMT + 3.60%	415,759
1,115,000	Citizens Financial Group, Inc.~‡ 4.000%, 10/06/26 5 year CMT + 3.22%	973,941
180,000	Corebridge Financial, Inc.*~‡ 6.875%, 12/15/52 5 year CMT + 3.85%	178,099
	Credit Acceptance Corp.
475,000	6.625%, 03/15/26^	434,901
161,000	5.125%, 12/31/24*~	151,541
565,000	Credit Suisse Group, AG*‡ 7.500%, 12/11/23 U.S. 5 yr Swap + 4.60%	535,575
	Discover Financial Services~‡
660,000	6.125%, 06/23/25 5 year CMT + 5.78%	658,218
425,000	5.500%, 10/30/27 3 mo. USD LIBOR + 3.08%	374,752

See accompanying Notes to Schedule of Investments

Calamos Long/Short Equity & Dynamic Income Trust

SCHEDULE OF INVESTMENTS JANUARY 31, 2023 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
241,000	Enact Holdings, Inc.*~ 6.500%, 08/15/25	$237,761
200,000	Enstar Finance, LLC~‡ 5.500%, 01/15/42 5 year CMT + 4.01%	165,828
1,500,000	Fifth Third Bancorp~‡ 4.500%, 09/30/25 5 year CMT + 4.22%	1,454,130
275,000	Global Net Lease, Inc. / Global Net Lease Operating Partnership, LP*~ 3.750%, 12/15/27	232,458
	Goldman Sachs Group, Inc.‡
1,180,000	4.400%, 02/10/25 5 year CMT + 2.85%	1,072,679
442,000	4.125%, 11/10/26~ 5 year CMT + 2.95%	394,684
427,000	Greystar Real Estate Partners, LLC*~ 5.750%, 12/01/25	421,996
400,000	HSBC Holdings, PLCµ‡ 6.375%, 03/30/25 U.S. 5 yr Swap + 4.37%	394,856
	HUB International, Ltd.*
285,000	7.000%, 05/01/26	283,874
276,000	5.625%, 12/01/29^	248,640
	Huntington Bancshares, Inc.~‡
940,000	4.450%, 10/15/27^ 7 year CMT + 4.05%	891,543
375,000	5.625%, 07/15/30 10 year CMT + 4.95%	370,035
	Icahn Enterprises, LP / Icahn Enterprises Finance Corp.
150,000	5.250%, 05/15/27	140,553
144,000	4.375%, 02/01/29~	125,637
510,000	ILFC E-Capital Trust II*~‡ 6.538%, 12/21/65 3 mo. USD LIBOR + 1.80%	344,357
	ING Groep, NV~‡
800,000	4.250%, 05/16/31 5 year CMT + 2.86%	606,040
200,000	3.875%, 05/16/27 5 year CMT + 2.86%	162,838
380,000	Iron Mountain, Inc.* 5.250%, 03/15/28	361,715
525,000	Jefferies Finance, LLC / JFIN Co- Issuer Corp.*~ 5.000%, 08/15/28	449,237
2,840,000	JPMorgan Chase & Companyµ‡ 3.650%, 06/01/26 5 year CMT + 2.85%	2,563,952
	Ladder Capital Finance Holdings, LLLP / Ladder Capital Finance Corp.*~
379,000	5.250%, 10/01/25	365,170
95,000	4.750%, 06/15/29	79,039
265,000	LD Holdings Group, LLC* 6.125%, 04/01/28	173,077
	Level 3 Financing, Inc.*~
298,000	3.875%, 11/15/29	241,863
200,000	4.250%, 07/01/28	158,668
1,085,000	Liberty Mutual Group, Inc.*~‡ 4.125%, 12/15/51 5 year CMT + 3.32%	929,389
575,000	Lloyds Banking Group, PLC~‡ 7.500%, 06/27/24 U.S. 5 yr Swap + 4.76%	571,194

PRINCIPAL AMOUNT		VALUE
139,000	LPL Holdings, Inc.*~ 4.000%, 03/15/29	$124,473
670,000	Markel Corp.~‡ 6.000%, 06/01/25 5 year CMT + 5.66%	667,226
	MetLife, Inc.~
1,205,000	6.400%, 12/15/66	1,235,390
605,000	3.850%, 09/15/25‡ 5 year CMT + 3.58%	578,029
400,000	Munich Re*‡ 5.875%, 05/23/42 5 year CMT + 3.98%	409,496
255,000	Nationstar Mortgage Holdings, Inc.*~ 5.500%, 08/15/28	223,064
380,000	Nationwide Financial Services, Inc. 6.750%, 05/15/87	379,016
	Navient Corp.~
422,000	5.000%, 03/15/27	385,788
220,000	4.875%, 03/15/28	194,909
220,000	Necessity Retail REIT, Inc. / American Finance Operating Partner, LP*~ 4.500%, 09/30/28	169,235
	Nordea Bank Abp*µ‡
900,000	3.750%, 03/01/29 5 year CMT + 2.60%	715,968
580,000	6.625%, 03/26/26 5 year CMT + 4.11%	575,151
130,000	OneMain Finance Corp.~ 3.875%, 09/15/28	109,668
98,000	Park Intermediate Holdings, LLC / PK Domestic Property, LLC / PK Finance Co-Issuer*~ 5.875%, 10/01/28	90,771
1,148,000	PartnerRe Finance B, LLC~‡^ 4.500%, 10/01/50 5 year CMT + 3.82%	1,031,375
295,000	PHH Mortgage Corp.*~ 7.875%, 03/15/26	270,070
	PNC Financial Services Group, Inc.µ‡
885,000	3.400%, 09/15/26 5 year CMT + 2.60%	754,896
425,000	6.000%, 05/15/27 5 year CMT + 3.00%	422,246
360,000	6.200%, 09/15/27 5 year CMT + 3.24%	360,958
785,000	QBE Insurance Group, Ltd.*~‡ 5.875%, 05/12/25 5 year CMT + 5.51%	774,277
220,000	RHP Hotel Properties, LP / RHP Finance Corp.*~ 4.500%, 02/15/29	196,902
	Rocket Mortgage, LLC / Rocket Mortgage Co-Issuer, Inc.*~
85,000	3.875%, 03/01/31	69,381
85,000	3.625%, 03/01/29	71,827
45,000	2.875%, 10/15/26	40,185
1,362,000	State Street Corp.~‡^ 5.625%, 12/15/23 3 mo. USD LIBOR + 2.54%	1,318,334
199,000	StoneX Group, Inc.*~ 8.625%, 06/15/25	201,822

See accompanying Notes to Schedule of Investments

Calamos Long/Short Equity & Dynamic Income Trust

SCHEDULE OF INVESTMENTS JANUARY 31, 2023 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
918,000	SVB Financial Group~‡ 4.000%, 05/15/26 5 year CMT + 3.20%	$738,421
651,000	4.100%, 02/15/31 10 year CMT + 3.06%	486,453
367,000	4.250%, 11/15/26 5 year CMT + 3.07%	293,886
1,075,000	Toronto-Dominion Bankµ‡ 8.125%, 10/31/82 5 year CMT + 4.08%	1,141,424
835,000	Truist Financial Corp.µ‡ 4.800%, 09/01/24 5 year CMT + 3.00%	805,282
375,000	4.950%, 09/01/25 5 year CMT + 4.61%	371,783
575,000	UBS Group, AG*~‡ 7.000%, 01/31/24 U.S. 5 yr Swap + 4.34%	573,752
400,000	4.875%, 02/12/27 5 year CMT + 3.40%	360,928
	United Wholesale Mortgage, LLC*~
221,000	5.500%, 04/15/29	190,361
90,000	5.750%, 06/15/27	81,131
90,000	Uniti Group, LP / Uniti Group Finance, Inc. / CSL Capital, LLC*~ 6.500%, 02/15/29	62,324
210,000	VZ Secured Financing, BV*~ 5.000%, 01/15/32	180,073
3,170,000	Wells Fargo & Company~‡ 3.900%, 03/15/26 5 year CMT + 3.45%	2,923,533
208,000	XHR, LP*~ 6.375%, 08/15/25	206,415

		56,615,122

	Health Care (1.1%)

	Bausch Health Companies, Inc.*
318,000	11.000%, 09/30/28	249,833
72,000	6.125%, 02/01/27	49,182
62,000	14.000%, 10/15/30	40,044
	CHS/Community Health Systems, Inc.*
610,000	8.000%, 03/15/26~	593,097
377,000	6.125%, 04/01/30~	229,058
108,000	6.875%, 04/15/29~	68,407
24,000	5.250%, 05/15/30	19,384
	DaVita, Inc.*~
372,000	4.625%, 06/01/30	313,641
222,000	3.750%, 02/15/31	172,860
	Embecta Corp.*~
144,000	5.000%, 02/15/30	118,740
48,000	6.750%, 02/15/30	43,298
	Encompass Health Corp.~
100,000	4.750%, 02/01/30	91,783
100,000	4.500%, 02/01/28	93,454
200,000	Jazz Securities DAC*~ 4.375%, 01/15/29	183,066
	Medline Borrower, LP*~
233,000	5.250%, 10/01/29^	195,834
230,000	3.875%, 04/01/29	197,000
	Organon & Company / Organon Foreign Debt Co-Issuer, BV*~
350,000	5.125%, 04/30/31	315,668
200,000	4.125%, 04/30/28	181,776

PRINCIPAL AMOUNT		VALUE
470,000	Tenet Healthcare Corp.~ 6.875%, 11/15/31	$435,666
	Teva Pharmaceutical Finance Netherlands III, BV~
340,000	3.150%, 10/01/26	305,228
200,000	7.125%, 01/31/25	202,928
200,000	4.750%, 05/09/27	186,124

		4,286,071

	Industrials (3.3%)

220,000	ACCO Brands Corp.*~ 4.250%, 03/15/29	190,485
800,000	AerCap Holdings, NV~‡^ 5.875%, 10/10/79 5 year CMT + 4.54%	766,192
885,000	Air Lease Corp.~‡ 4.125%, 12/15/26 5 year CMT + 3.15%	688,309
810,000	4.650%, 06/15/26 5 year CMT + 4.08%	720,058
	Albertsons Companies, Inc. / Safeway, Inc. / New Albertsons, LP / Albertsons, LLC*~
315,000	4.625%, 01/15/27	299,735
185,000	3.500%, 03/15/29	159,685
145,000	5.875%, 02/15/28	141,901
220,000	Allegiant Travel Company*~ 7.250%, 08/15/27	215,967
50,000	American Airlines Group, Inc.*^ 3.750%, 03/01/25	46,787
220,220	American Airlines Pass Through Trust Series 2021-1, Class B~ 3.950%, 01/11/32	186,773
	American Airlines, Inc. / AAdvantage Loyalty IP, Ltd.*~
144,000	5.500%, 04/20/26	141,336
48,000	5.750%, 04/20/29	46,511
108,000	Arcosa, Inc.*~ 4.375%, 04/15/29	96,567
940,000	ARD Finance, SA*~ 6.500%, 06/30/27 7.250% PIK rate	738,680
70,000	Ball Corp. 6.875%, 03/15/28	72,314
151,000	Beacon Roofing Supply, Inc.*~ 4.125%, 05/15/29	130,207
191,000	BWX Technologies, Inc.*~ 4.125%, 04/15/29	172,861
90,000	Cascades, Inc. / Cascades USA, Inc.* 5.125%, 01/15/26	84,271
47,000	Delta Air Lines, Inc.~ 7.375%, 01/15/26	49,221
48,000	Delta Air Lines, Inc. / SkyMiles IP, Ltd.*~ 4.750%, 10/20/28	46,706
245,000	Deluxe Corp.*~ 8.000%, 06/01/29	210,083
96,000	Dun & Bradstreet Corp.*~ 5.000%, 12/15/29	85,740
143,000	Eco Material Technologies, Inc.*~ 7.875%, 01/31/27	137,851
230,000	Endurance International Group Holdings, Inc.*~ 6.000%, 02/15/29	167,044

See accompanying Notes to Schedule of Investments

Calamos Long/Short Equity & Dynamic Income Trust

SCHEDULE OF INVESTMENTS JANUARY 31, 2023 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
85,000	EnerSys*~ 4.375%, 12/15/27	$78,606
135,000	Fly Leasing, Ltd.*~ 7.000%, 10/15/24	117,729
118,000	Graham Packaging Company, Inc.* 7.125%, 08/15/28	103,866
88,000	Graphic Packaging International, LLC*~ 3.500%, 03/01/29	77,582
203,000	Great Lakes Dredge & Dock Corp.*~ 5.250%, 06/01/29	171,438
443,000	H&E Equipment Services, Inc.*~ 3.875%, 12/15/28	391,213
281,000	Hawaiian Brand Intellectual Property, Ltd. / HawaiianMiles Loyalty, Ltd.*~ 5.750%, 01/20/26	268,886
475,000	Herc Holdings, Inc.*~ 5.500%, 07/15/27	455,686
220,000	IEA Energy Services, LLC* 6.625%, 08/15/29	216,146
290,000	JELD-WEN, Inc.*~ 4.625%, 12/15/25	256,995
305,000	Ken Garff Automotive, LLC*~ 4.875%, 09/15/28	263,078
96,000	MasTec, Inc.*~ 4.500%, 08/15/28	89,051
107,000	Moog, Inc.*~ 4.250%, 12/15/27	99,332
172,000	Novelis Corp.*~ 4.750%, 01/30/30	157,402
70,000	OI European Group, BV* 4.750%, 02/15/30	62,992
225,000	Pactiv Evergreen Group Issuer, Inc. / Pactiv Evergreen Group Issuer, LLC*~ 4.000%, 10/15/27	202,525
285,000	Patrick Industries, Inc.*~ 4.750%, 05/01/29	243,880
	QVC, Inc.~
111,000	4.375%, 09/01/28	71,367
95,000	5.450%, 08/15/34	56,178
	Sealed Air Corp.*
144,000	6.125%, 02/01/28	145,397
48,000	5.000%, 04/15/29~	45,563
98,000	Sensata Technologies, Inc.*~ 3.750%, 02/15/31	83,889
	Sinclair Television Group, Inc.*
141,000	4.125%, 12/01/30~	112,256
100,000	5.500%, 03/01/30^	79,868
195,000	Standard Industries, Inc.*~ 5.000%, 02/15/27	185,925
315,000	Stanley Black & Decker, Inc.~‡ 4.000%, 03/15/60 5 year CMT + 2.66%	277,241
150,000	Stericycle, Inc.*~ 3.875%, 01/15/29	133,500
145,000	STL Holding Company, LLC*~ 7.500%, 02/15/26	128,102
	TransDigm, Inc.~
473,000	6.250%, 03/15/26*	473,307
405,000	7.500%, 03/15/27	408,459
141,000	Tronox, Inc.*~ 4.625%, 03/15/29	120,764

PRINCIPAL AMOUNT		VALUE
187,000	Vertiv Group Corp.*~ 4.125%, 11/15/28	$163,152
201,000	Wabash National Corp.*~ 4.500%, 10/15/28	177,214
325,000	Waste Pro USA, Inc.*~ 5.500%, 02/15/26	302,617
	WESCO Distribution, Inc.*~
93,000	7.125%, 06/15/25	94,545
45,000	7.250%, 06/15/28	46,316
202,000	Williams Scotsman International, Inc.*~ 6.125%, 06/15/25	203,004

		12,160,355

	Information Technology (0.7%)

96,000	Booz Allen Hamilton, Inc.*~ 4.000%, 07/01/29	86,317
112,000	Coherent Corp.*~ 5.000%, 12/15/29	102,580
299,000	CommScope Technologies, LLC*~ 6.000%, 06/15/25	283,598
175,000	CommScope, Inc.*~ 4.750%, 09/01/29	145,721
56,000	Fair Isaac Corp.*~ 4.000%, 06/15/28	52,067
210,000	KBR, Inc.*~ 4.750%, 09/30/28	191,770
	MPH Acquisition Holdings, LLC*~
210,000	5.750%, 11/01/28	152,840
95,000	5.500%, 09/01/28	79,125
96,000	NCR Corp.*~ 5.125%, 04/15/29	83,617
143,000	ON Semiconductor Corp.*~ 3.875%, 09/01/28	130,593
	Open Text Corp.*
129,000	3.875%, 02/15/28~	112,255
90,000	6.900%, 12/01/27	92,304
72,000	3.875%, 12/01/29~	60,016
72,000	Open Text Holdings, Inc.*~ 4.125%, 12/01/31	58,599
96,000	Playtika Holding Corp.*~ 4.250%, 03/15/29	79,829
118,000	PTC, Inc.*~ 4.000%, 02/15/28	110,039
265,000	TTM Technologies, Inc.*^ 4.000%, 03/01/29	231,650
	Twilio, Inc.~
130,000	3.625%, 03/15/29	110,556
47,000	3.875%, 03/15/31	39,013
240,000	Viavi Solutions, Inc.*~ 3.750%, 10/01/29	209,496
220,000	ZoomInfo Technologies, LLC / ZoomInfo Finance Corp.*~ 3.875%, 02/01/29	189,981

		2,601,966

	Materials (0.6%)

150,000	ArcelorMittal, SA~ 7.000%, 10/15/39	162,441
90,000	ATI, Inc.~ 5.875%, 12/01/27	87,447
46,000	Carpenter Technology Corp. 7.625%, 03/15/30	47,267
145,000	Chemours Company*~ 4.625%, 11/15/29	121,235

See accompanying Notes to Schedule of Investments

Calamos Long/Short Equity & Dynamic Income Trust

SCHEDULE OF INVESTMENTS JANUARY 31, 2023 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
300,000	Clearwater Paper Corp.*~ 4.750%, 08/15/28	$268,512
	Commercial Metals Company~
96,000	4.125%, 01/15/30	86,218
48,000	4.375%, 03/15/32	42,509
250,000	Constellium, SE*~^ 3.750%, 04/15/29	214,030
144,000	HB Fuller Company~ 4.250%, 10/15/28	127,683
	Kaiser Aluminum Corp.*
210,000	4.625%, 03/01/28~	192,217
24,000	4.500%, 06/01/31	20,336
133,000	LSF11 A5 HoldCo, LLC* 6.625%, 10/15/29	111,088
201,000	Mercer International, Inc.~ 5.125%, 02/01/29	172,181
285,000	Owens-Brockway Glass Container, Inc.*~^ 6.625%, 05/13/27	280,594
80,000	Silgan Holdings, Inc.~ 4.125%, 02/01/28	74,850
96,000	Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc.* 5.125%, 04/01/29	69,452
85,000	Univar Solutions USA, Inc.*~ 5.125%, 12/01/27	82,683

		2,160,743

	Other (0.1%)

179,000	1375209 B.C., Ltd.* 9.000%, 01/30/28	178,527
	Gen Digital, Inc.*
90,000	7.125%, 09/30/30	91,448
90,000	6.750%, 09/30/27	91,387

		361,362

	Real Estate (0.2%)

152,000	EPR Properties~ 3.750%, 08/15/29	126,997
	Forestar Group, Inc.*
139,000	5.000%, 03/01/28	122,249
97,000	3.850%, 05/15/26~	87,043
211,000	MIWD Holdco II, LLC / MIWD Finance Corp.*~ 5.500%, 02/01/30	175,812
95,000	Service Properties Trust~ 5.250%, 02/15/26	82,408

		594,509

	Special Purpose Acquisition Companies (0.1%)

	Fertitta Entertainment, LLC / Fertitta Entertainment Finance Company, Inc.*~
185,000	6.750%, 01/15/30	153,794
96,000	4.625%, 01/15/29	84,794

		238,588

	Utilities (1.8%)

910,000	Algonquin Power & Utilities Corp.~‡ 4.750%, 01/18/82 5 year CMT + 3.25%	767,567
200,000	CenterPoint Energy, Inc.~‡ 6.125%, 09/01/23 3 mo. USD LIBOR + 3.27%	196,800

PRINCIPAL AMOUNT		VALUE
390,000	CMS Energy Corp.‡ 4.750%, 06/01/50 5 year CMT + 4.12%	$355,142
695,000	Dominion Energy, Inc.~‡ 4.650%, 12/15/24 5 year CMT + 2.99%	651,771
367,000	4.350%, 01/15/27 5 year CMT + 3.20%	327,100
900,000	Duke Energy Corp.~‡ 4.875%, 09/16/24 5 year CMT + 3.39%	873,243
368,000	3.250%, 01/15/82 5 year CMT + 2.32%	300,229
770,000	NextEra Energy Capital Holdings, Inc.~‡ 3.800%, 03/15/82 5 year CMT + 2.55%	672,117
254,000	PPL Capital Funding, Inc.‡ 7.395%, 03/30/67 3 mo. USD LIBOR + 2.67%	223,642
375,000	Sempra Energy~‡ 4.875%, 10/15/25 5 year CMT + 4.55%	360,559
240,000	4.125%, 04/01/52 5 year CMT + 2.87%	208,795
668,000	Southern Company~‡ 4.000%, 01/15/51 5 year CMT + 3.73%	636,183
280,000	3.750%, 09/15/51 5 year CMT + 2.92%	245,874
375,000	Vistra Corp.*‡ 8.000%, 10/15/26 5 year CMT + 6.93%	367,894
305,000	7.000%, 12/15/26~ 5 year CMT + 5.74%	287,859
205,000	WEC Energy Group, Inc.‡ 6.719%, 05/15/67 3 mo. USD LIBOR + 2.11%	175,539

		6,650,314

	TOTAL CORPORATE BONDS (Cost $131,910,516)	118,968,033

CONVERTIBLE BONDS (0.1%)

	Consumer Discretionary (0.1%)

338,000	DISH Network Corp.µ 2.375%, 03/15/24	315,020

	Other (0.0%)

95,000	Multiplan Corp.* 6.000%, 10/15/27 7.000% PIK rate	62,163

	TOTAL CONVERTIBLE BONDS (Cost $392,941)	377,183

BANK LOANS (2.4%) ¡

	Airlines (0.1%)

166,500	Mileage Plus Holdings, LLC‡ 9.996%, 06/21/27 3 mo. LIBOR + 5.25%	173,878

See accompanying Notes to Schedule of Investments

Calamos Long/Short Equity & Dynamic Income Trust

SCHEDULE OF INVESTMENTS JANUARY 31, 2023 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
245,625	United Airlines, Inc.‡ 8.568%, 04/21/28 3 mo. LIBOR + 3.75%	$246,083

		419,961

	Communication Services (0.3%)

482,500	Clear Channel Outdoor Holdings, Inc.‡ 8.325%, 08/21/26 3 mo. LIBOR + 3.50%	460,185
1,250	Clear Channel Outdoor Holdings, Inc.‡ 8.070%, 08/21/26 1 mo. LIBOR + 3.50%	1,192
99,746	CMG Media Corp.‡ 8.230%, 12/17/26 3 mo. LIBOR + 3.50%	94,873
261,551	DIRECTV Financing, LLC‡ 9.570%, 08/02/27 1 mo. LIBOR + 5.00%	257,806
284,000	Entercom Media Corp.‡ 7.047%, 11/18/24 1 mo. LIBOR + 2.50%	204,775
73,805	Nexstar Broadcasting, Inc.‡ 7.070%, 09/18/26 1 mo. LIBOR + 2.50%	73,928
94,525	Univision Communications, Inc.‡ 8.830%, 06/24/29 3 mo. SOFR + 4.25%	94,643

		1,187,402

	Consumer Discretionary (0.4%)

90,000	Caesars Entertainment, Inc.! 0.000%, 01/20/30	90,032
64,382	Life Time Fitness, Inc.‡ 9.485%, 12/16/24 3 mo. LIBOR + 4.75%	64,535
91,739	Penn National Gaming, Inc.‡ 7.411%, 05/03/29 1 mo. SOFR + 2.75%	91,790
334,050	Petco Health and Wellness Company, Inc.‡ 7.976%, 03/03/28 3 mo. LIBOR + 3.25%	331,145
315,040	PetSmart, Inc.‡ 8.411%, 02/11/28 1 mo. LIBOR + 3.75%	313,334
180,500	SkyMiles IP, Ltd.‡ 8.558%, 10/20/27 3 mo. LIBOR + 3.75%	186,976
126,343	TKC Holdings, Inc.‡ 10.070%, 05/15/28 1 mo. LIBOR + 5.50%	106,076
316,575	WW International, Inc.‡ 8.070%, 04/13/28 1 mo. LIBOR + 3.50%	190,208

		1,374,096

	Financials (0.2%)

174,560	AssuredPartners, Inc.! 0.000%, 02/12/27	172,897
185,000	Hub International, Ltd.‡ 8.220%, 11/10/29 3 mo. SOFR + 4.00%	185,144

PRINCIPAL AMOUNT		VALUE
199,851	Jazz Financing Lux Sarl‡ 8.070%, 05/05/28 1 mo. LIBOR + 3.50%	$199,882
257,400	VFH Parent, LLC‡ 7.612%, 01/13/29 1 mo. SOFR + 3.00%	256,595

		814,518

	Health Care (0.4%)

164,989	Amneal Pharmaceuticals, LLC‡ 8.125%, 05/04/25 1 mo. LIBOR + 3.50%	155,949
160,404	Amneal Pharmaceuticals, LLC‡ 8.250%, 05/04/25 3 mo. LIBOR + 3.50%	151,616
43,875	Bausch Health Companies, Inc.‡ 9.828%, 02/01/27 1 mo. SOFR + 5.25%	33,956
125,017	Icon Luxembourg Sarl‡ 7.000%, 07/03/28 3 mo. LIBOR + 2.25%	125,174
253,144	Mallinckrodt International Finance, SA‡ 9.986%, 09/30/27 3 mo. LIBOR + 5.25%	194,935
207,059	Padagis, LLC‡ 9.538%, 07/06/28 3 mo. LIBOR + 4.75%	193,255
31,148	PRA Health Sciences, Inc.‡ 7.000%, 07/03/28 3 mo. LIBOR + 2.25%	31,187
820,573	Team Health Holdings, Inc.‡ 9.811%, 03/02/27 1 mo. SOFR + 5.25%	684,152

		1,570,224

	Industrials (0.4%)

74,000	ACProducts, Inc.‡ 8.980%, 05/17/28 6 mo. LIBOR + 4.25%	60,228
24,500	ACProducts, Inc.‡ 8.980%, 05/17/28 3 mo. LIBOR + 4.25%	19,941
119,400	Air Canada‡ 8.130%, 08/11/28 3 mo. LIBOR + 3.50%	119,719
165,000	American Airlines, Inc.‡ 9.558%, 04/20/28 3 mo. LIBOR + 4.75%	169,692
234,413	ChampionX Corp.‡ 7.747%, 06/07/29 1 mo. SOFR + 3.25%	234,816
425,776	Dun & Bradstreet Corp.‡ 7.767%, 02/06/26 1 mo. LIBOR + 3.25%	425,587
296,774	Granite Holdings US Acquisition Company‡ 8.750%, 09/30/26 3 mo. LIBOR + 4.00%	296,959
199,000	Scientific Games International, Inc.‡ 7.578%, 04/14/29 1 mo. SOFR + 3.00%	199,071

		1,526,013

See accompanying Notes to Schedule of Investments

Calamos Long/Short Equity & Dynamic Income Trust

SCHEDULE OF INVESTMENTS JANUARY 31, 2023 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

	Information Technology (0.2%)

178,351	Banff Merger Sub, Inc.‡ 8.320%, 10/02/25 1 mo. LIBOR + 3.75%	$175,487
223,176	Camelot U.S. Acquisition LLC‡ 7.517%, 10/30/26 1 mo. LIBOR + 3.00%	223,148
60,531	Camelot U.S. Acquisition LLC‡ 7.517%, 10/30/26 1 mo. LIBOR + 3.00%	60,559
191,030	II-VI, Inc.‡ 7.320%, 07/02/29 1 mo. LIBOR + 2.75%	190,970

		650,164

	Information Technology (0.0%)

45,000	CDK Global, Inc.‡ 9.080%, 07/06/29 3 mo. SOFR + 4.50%	44,965

	Materials (0.2%)

150,000	American Axle and Manufacturing, Inc.‡ 8.033%, 12/13/29 1 mo. SOFR + 3.60%	150,250
226,288	Innophos, Inc.‡ 7.820%, 02/05/27 1 mo. LIBOR + 3.25%	226,146
95,000	LSF11 A5 HoldCo, LLC! 0.000%, 10/15/28	92,863
94,288	LSF11 A5 HoldCo, LLC‡ 8.176%, 10/15/28 1 mo. LIBOR + 3.50%	91,655

		560,914

	Special Purpose Acquisition Companies (0.2%)

162,500	AP Core Holdings II, LLC‡ 10.070%, 09/01/27 1 mo. LIBOR + 5.50%	157,219
99,500	Clydesdale Acquisition Holdings, Inc.‡ 8.836%, 04/13/29 1 mo. SOFR + 4.18%	97,912
44,663	Fertitta Entertainment, LLC‡ 8.561%, 01/27/29 1 mo. SOFR + 4.00%	44,219
199,500	Oscar AcquisitionCo, LLC‡ 9.180%, 04/29/29 3 mo. SOFR + 4.50%	193,736
179,550	Patagonia Holdco, LLC‡ 9.960%, 08/01/29 3 mo. SOFR + 5.75%	151,720

		644,806

	TOTAL BANK LOANS (Cost $9,224,696)	8,793,063

NUMBER OF SHARES		VALUE

CONVERTIBLE PREFERRED STOCKS (0.4%)

	Communication Services (0.1%)

14,325	United States Cellular Corp.µ 5.500%, 06/01/70	268,021

NUMBER OF SHARES		VALUE

	Financials (0.3%)

3,850	Bank OZK 4.625%, 11/15/26	$72,188
8,383	KeyCorpµ‡ 6.200%, 12/15/27 5 year CMT + 3.13%	214,856
28,900	Reinsurance Group of America, Inc.µ‡ 7.125%, 10/15/52 5 year CMT + 3.46%	769,896

		1,056,940

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $1,280,929)	1,324,961

PREFERRED STOCKS (2.8%)

	Communication Services (0.5%)

21,155	AT&T, Inc. 4.750%, 02/18/25	443,832
9,450	AT&T, Inc. 5.350%, 11/01/66	226,894
56,730	Qwest Corp.µ 6.500%, 09/01/56	1,168,638

		1,839,364

	Consumer Discretionary (0.2%)

7,685	Ford Motor Company~µ 6.200%, 06/01/59	191,203
7,236	Ford Motor Companyµ 6.500%, 08/15/62	176,341
3,615	Guitar Center, Inc.& , 01/15/26	450,068
1,670	Qurate Retail, Inc.µ 8.000%, 03/15/31	78,657

		896,269

	Energy (0.5%)

31,635	Energy Transfer, LP‡ 7.625%, 08/15/23 3 mo. USD LIBOR + 4.74	765,251
24,000	NuStar Energy, LP‡ 10.379%, 03/02/23 3 mo. USD LIBOR + 5.64%	557,760
17,500	NuStar Logistics, LP‡ 11.526%, 01/15/43 3 mo. USD LIBOR + 6.73%	438,725

		1,761,736

	Financials (1.1%)

8,975	Affiliated Managers Group, Inc. 4.750%, 09/30/60	179,500
15,560	Annaly Capital Management, Inc.‡ 6.950%, 03/02/23 5 year CMT + 3.16%	386,666
17,761	B Riley Financial, Inc. 5.250%, 08/31/28	377,244
7,475	B Riley Financial, Inc. 6.000%, 01/31/28	165,497
3,675	Capital One Financial Corp.µ 4.800%, 06/01/25	76,440
27,375	CNO Financial Group, Inc. 5.125%, 11/25/60	497,677

See accompanying Notes to Schedule of Investments

Calamos Long/Short Equity & Dynamic Income Trust

SCHEDULE OF INVESTMENTS JANUARY 31, 2023 (UNAUDITED)

NUMBER OF SHARES		VALUE
4,608	Cullen/Frost Bankers, Inc.µ 4.450%, 12/15/25	$92,344
8,923	Ellington Financial, Inc.µ‡ 6.250%, 01/30/27 5 year CMT + 4.99%	175,962
3,184	First Citizens BancShares, Inc.^ 5.625%, 01/04/27	68,074
7,332	First Republic Bankµ 4.000%, 08/30/26	134,029
5,687	First Republic Bankµ 4.125%, 10/30/25	107,143
5,850	Morgan Stanley 4.250%, 01/15/27	116,649
5,400	Morgan Stanleyµ 6.500%, 10/15/27	140,616
19,000	Prospect Capital Corp. 5.350%, 07/01/26	325,280
33,732	Selective Insurance Group, Inc.µ 4.600%, 12/15/25	628,427
8,025	Spirit Realty Capital, Inc.µ 6.000%, 03/02/23	194,044
18,602	Western Alliance Bancorpµ‡ 4.250%, 09/30/26 5 year CMT + 3.45	399,385

		4,064,977

	Industrials (0.1%)

7,275	WESCO International, Inc.µ‡ 10.625%, 06/22/25 5 year CMT + 10.33	197,880

	Real Estate (0.2%)

30,350	Brookfield Property Partners, LP~ 5.750%, 03/31/25	553,584
12,800	Brookfield Property Partners, LP~ 6.375%, 09/30/24	254,336
6,245	Global Net Lease, Inc.µ 6.875%, 11/26/24	147,195

		955,115

	Utilities (0.2%)

14,975	Brookfield Renewable Partners, LP 5.250%, 03/31/25	314,325
13,450	DTE Energy Company~µ 5.250%, 12/01/77	333,560

		647,885

	TOTAL PREFERRED STOCKS (Cost $11,956,351)	10,363,226

COMMON STOCKS (86.1%)

	Communication Services (4.7%)

178,000	Alphabet, Inc. - Class A~^#	17,593,520
3,935	Altice USA, Inc. - Class A#	19,282
1,322	Cumulus Media, Inc. - Class Aµ#	8,857

		17,621,659

	Consumer Discretionary (13.6%)

191,400	Amazon.com, Inc.~#	19,739,082
3,500	Booking Holdings, Inc.#	8,519,350
189,000	Caesars Entertainment, Inc.~µ#	9,839,340

NUMBER OF SHARES			VALUE
73,000		Marriott International, Inc. - Class A	$12,715,140

			50,812,912

		Consumer Staples (2.8%)

134,000		Sysco Corp.~	10,379,640

		Energy (0.1%)

560		Chesapeake Energy Corp.µ	48,563
12,950		Energy Transfer, LP	171,976

			220,539

		Financials (13.1%)

500,000		Huntington Bancshares, Inc.~^	7,585,000
140,000		Morgan Stanley~^	13,626,200
2,545,000	GBP	NatWest Group, PLC	9,709,319
65,500		PNC Financial Services Group, Inc.~µ^	10,835,665
158,000		Wells Fargo & Company^	7,405,460

			49,161,644

		Health Care (5.5%)

175,000		Boston Scientific Corp.~^#	8,093,750
12,000		Danaher Corp.~^	3,172,560
18,000		Humana, Inc.~	9,210,600

			20,476,910

		Industrials (30.4%)

173,500		AerCap Holdings, NV#	10,966,935
331,000		Air Lease Corp. - Class A^	14,885,070
384,000		CSX Corp.~^	11,873,280
327,000		Delta Air Lines, Inc.^#	12,785,700
48,000		Honeywell International, Inc.^	10,007,040
60,500		L3Harris Technologies, Inc.~	12,996,610
103,000		Raytheon Technologies Corp.~µ	10,284,550
188,000		Southwest Airlines Company~	6,724,760
96,000		TransUnion~	6,888,000
243,000		Uber Technologies, Inc.~#	7,515,990
42,500		Union Pacific Corp.~	8,678,075

			113,606,010

		Information Technology (14.0%)

92,500		Advanced Micro Devices, Inc.^#	6,951,375
45,000		Analog Devices, Inc.~	7,716,150
67,100		Microsoft Corp.^	16,628,051
16,500		Paycom Software, Inc.~#	5,345,010
68,000		Visa, Inc. - Class A~	15,654,280

			52,294,866

		Materials (1.9%)

22,000		Linde, PLC~	7,280,680

		Real Estate (0.0%)

5,466		American Finance Trust, Inc.µ	130,091

		Special Purpose Acquisition Company (0.0%)

1,377		Intelsat Emergence, SA~#	32,015

		TOTAL COMMON STOCKS
		(Cost $321,236,678)	322,016,966

See accompanying Notes to Schedule of Investments

Calamos Long/Short Equity & Dynamic Income Trust

SCHEDULE OF INVESTMENTS JANUARY 31, 2023 (UNAUDITED)

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

PURCHASED OPTIONS (1.6%) #

	Airlines (0.3%)

1,465	United Airlines Holdings, Inc.
7,172,640	Call, 02/17/23, Strike $41.00	$1,193,975

	Communication Services (0.4%)

	Alphabet, Inc.
1,780
17,593,520	Put, 02/03/23, Strike $95.00	237,630
1,780
17,593,520	Call, 02/03/23, Strike $92.00	1,299,400

		1,537,030

	Consumer Staples (0.0%)

	Sysco Corp.
1,305
10,108,530	Call, 02/03/23, Strike $80.00	19,575
435
3,369,510	Put, 02/03/23, Strike $74.00	4,350

		23,925

	Health Care (0.0%)

180	Humana, Inc.
9,210,600	Put, 02/17/23, Strike $480.00	67,500

	Industrials (0.0%)

695	Raytheon Technologies Corp.
6,939,575	Call, 02/17/23, Strike $100.00	136,567

	Information Technology (0.2%)

1,090	Advanced Micro Devices, Inc.
8,191,350	Put, 02/03/23, Strike $73.00	198,380
900	Apple, Inc.
12,986,100	Put, 02/17/23, Strike $130.00	66,150
1,250	Docusign, Inc.
7,580,000	Call, 02/03/23, Strike $58.00	425,000

		689,530

	Other (0.7%)

2,090	SPDR S&P 500 ETF Trust
84,954,320	Call, 02/03/23, Strike $395.00	2,501,730

	TOTAL PURCHASED OPTIONS (Cost $3,321,995)	6,150,257

TOTAL INVESTMENTS (125.2%) (Cost $479,324,106)		467,993,689

LIABILITIES, LESS OTHER ASSETS (-25.2%)		(94,189,750)

NET ASSETS (100.0%)		$373,803,939

NUMBER OF SHARES		VALUE

COMMON STOCKS SOLD SHORT (-8.0%) #

	Consumer Staples (-0.9%)

(6,600)	Costco Wholesale Corp.	(3,373,858)

NUMBER OF SHARES		VALUE

	Health Care (-0.9%)

(4,700)	Regeneron Pharmaceuticals, Inc.	$(3,565,142)

	Information Technology (-6.2%)

(44,000)	Apple, Inc.	(6,348,843)
(21,000)	First Solar, Inc.	(3,729,683)
(19,100)	Lam Research Corp.	(9,551,993)
(71,500)	STMicroelectronics, NV	(3,376,314)

		(23,006,833)

	TOTAL COMMON STOCKS SOLD SHORT (Proceeds $26,845,014)	(29,945,833)

EXCHANGE-TRADED FUND SOLD SHORT (-50.0%) #

	Other (-50.0%)

(459,500)	SPDR S&P 500 ETF Trust (Proceeds $178,885,138)	(186,778,560)

TOTAL SECURITIES SOLD SHORT (Proceeds $205,730,152)		(216,724,393)

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

WRITTEN OPTIONS (-0.5%) #

	Airlines (0.0%)

1,165	United Airlines Holdings, Inc.
5,703,840	Put, 02/17/23, Strike $45.00	(44,270)

	Communication Services (-0.1%)

	Alphabet, Inc.
350
3,459,400	Call, 02/03/23, Strike $100.00	(82,075)
350
3,459,400	Put, 02/03/23, Strike $100.00	(122,500)

		(204,575)

	Consumer Staples (0.0%)

435	Sysco Corp.
3,369,510	Put, 02/03/23, Strike $78.00	(48,937)

	Energy (0.0%)

1,930	BP, PLC
6,992,390	Put, 02/10/23, Strike $36.00	(125,450)

	Financials (0.0%)

240	First Republic Bank
3,381,120	Call, 02/17/23, Strike $140.00	(114,000)

	Health Care (-0.1%)

360	Humana, Inc.
18,421,200	Put, 05/19/23, Strike $400.00	(147,600)

	Industrials (0.0%)

960	Transunion
6,888,000	Call, 02/17/23, Strike $75.00	(122,400)

	Information Technology (-0.2%)

1,090	Advanced Micro Devices, Inc.
8,191,350	Call, 02/17/23, Strike $83.00	(142,790)

See accompanying Notes to Schedule of Investments

Calamos Long/Short Equity & Dynamic Income Trust

SCHEDULE OF INVESTMENTS JANUARY 31, 2023 (UNAUDITED)

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE
170	First Solar, Inc.
3,019,200	Call, 03/17/23, Strike $200.00	$(81,175)
96	Lam Research Corp.
4,800,960	Call, 02/03/23, Strike $475.00	(257,520)
375	STMicroelectronics, NV
1,770,750	Call, 02/17/23, Strike $46.00	(87,188)
340	Visa, Inc.
7,827,140	Call, 03/17/23, Strike $240.00	(95,200)

		(663,873)

	Materials (0.0%)

345	Sherwin-Williams Company
8,162,355	Put, 03/17/23, Strike $200.00	(37,950)

	Other (-0.1%)

1,185	SPDR S&P 500 ETF Trust
48,167,880	Put, 03/17/23, Strike $331.00	(58,065)
1,165	SPDR S&P Metals & Mining ETF
6,654,480	Call, 02/17/23, Strike $59.00	(122,325)

		(180,390)

	TOTAL WRITTEN OPTIONS (Premium $1,757,764)	(1,689,445)

NOTES TO SCHEDULE OF INVESTMENTS
*	Securities issued and sold pursuant to a Rule 144A transaction are exempted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.

~	Security, or portion of security, is segregated as collateral (or potential collateral for future transactions) for written options. The aggregate value of such securities is $157,415,737.
µ	Security, or portion of security, is held in a segregated account as collateral for note payable aggregating a total value of $30,934,364.
@	In default status and considered non-income producing.
‡	Variable rate security. The rate shown is the rate in effect at January 31, 2023.
^	Security, or portion of security, is on loan.
¡	Bank loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of bank loans may be substantially less than the stated maturities shown.
!	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which will be adjusted on settlement date.
&	Illiquid security.
#	Non-income producing security.

FOREIGN CURRENCY ABBREVIATIONS
CAD	Canadian Dollar
GBP	British Pound Sterling
JPY	Japanese Yen

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

Note 1 – Organization and Significant Accounting Policies

Organization. Calamos Long/Short Equity & Dynamic Income Trust (the “Fund”) was organized as a Delaware statutory trust on September 21, 2017 and is registered under the Investment Company Act of 1940 (the “1940 Act”) as a diversified, closed-end management investment company. The Fund commenced operations on November 29, 2019.

Significant Accounting Policies. The Schedule of Investments has been prepared in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) and the Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following summarizes the significant accounting policies of the Fund:

Fund Valuation. The Trust’s Board of Trustees, including a majority of the Trustees who are not “interested persons” of the Trust, have designated Calamos Advisors LLC (“Calamos Advisors”) to perfom fair valuation determinations related to all Fund investments under the oversight of the Board. As “valuation designee” the Calamos Advisors has adopted procedures to guide the determination of the NAV on any day on which the Fund’s NAVs are dertermined. The valuation of the Fund’s investments is in accordance with these procedures.

Fund securities that are traded on U.S. securities exchanges, except option securities, are valued at the official closing price, which is the last current reported sales price on its principal exchange at the time each Fund determines its net asset value (“NAV”). Securities traded in the over-the-counter market and quoted on The NASDAQ Stock Market are valued at the NASDAQ Official Closing Price, as determined by NASDAQ, or lacking a NASDAQ Official Closing Price, the last current reported sale price on NASDAQ at the time the Fund determines its NAV. When a last sale or closing price is not available, equity securities, other than option securities, that are traded on a U.S. securities exchange and other equity securities traded in the over-the-counter market are valued at the mean between the most recent bid and asked quotations on its principal exchange in accordance with guidelines adopted by the board of trustees. Each option security traded on a U.S. securities exchange is valued at the mid-point of the consolidated bid/ask quote for the option security, also in accordance with guidelines adopted by the board of trustees. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued either by an independent pricing agent approved by the board of trustees or based on a quotation provided by the counterparty to such option under the ultimate supervision of the board of trustees.

Fixed income securities, bank loans, certain convertible preferred securities, and non-exchange traded derivatives are normally valued by independent pricing services or by dealers or brokers who make markets in such securities. Valuations of such fixed income securities, bank loans, certain convertible preferred securities, and non-exchange traded derivatives consider yield or price of equivalent securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data and do not rely exclusively upon exchange or over-the-counter prices.

Trading on European and Far Eastern exchanges and over-the-counter markets is typically completed at various times before the close of business on each day on which the New York Stock Exchange (“NYSE”) is open. Each security trading on these exchanges or in over-the-counter markets may be valued utilizing a systematic fair valuation model provided by an independent pricing service approved by the board of trustees. The valuation of each security that meets certain criteria in relation to the valuation model is systematically adjusted to reflect the impact of movement in the U.S. market after the foreign markets close. Securities that do not meet the criteria, or that are principally traded in other foreign markets, are valued as of the last reported sale price at the time the Fund determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading of foreign securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Fund’s NAV is not calculated.

If the pricing committee determines that the valuation of a security in accordance with the methods described above is not reflective of a fair value for such security, the security is valued at a fair value by the pricing committee.

The Fund also may use fair value pricing, pursuant to guidelines adopted by Calamos Advisors, if trading in the security is halted or if the value of a security it holds is materially affected by events occurring before the Fund’s pricing time but after the close of the primary market or exchange on which the security is listed. Those procedures may utilize valuations furnished by pricing services approved by Calamos Advisors, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.

When fair value pricing of securities is employed, the prices of securities used by a Fund to calculate its NAV may differ from market quotations or official closing prices. There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s net asset value (“NAV”).

Foreign Currency Translation. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using a rate quoted by a major bank or dealer in the particular currency market, as reported by a recognized quotation dissemination service.

Option Transactions. For hedging and investment purposes, the Fund may purchase or write (sell) put and call options. One of the risks associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in value should the counterparty not perform under the contract. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Note 2 – Investments

The cost basis of investments for federal income tax purposes at January 31, 2023 was as follows*:

Cost basis of investments	$271,796,922
Gross unrealized appreciation	14,671,765
Gross unrealized depreciation	(36,926,345)
Net unrealized appreciation (depreciation)	$(22,254,580)

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Note 3 – Short Sales

Securities sold short represent obligations to deliver the securities at a future date. The Fund may sell a security it does not own in anticipation of a decline in the value of that security before the delivery date. When a Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. Dividends paid on securities sold short are disclosed as an expense on the Statement of Operations. A gain, limited to the price at which a Fund sold the security short, or a loss, unlimited in size, will be realized upon the termination of a short sale.

To secure its obligation to deliver to the broker-dealer the securities sold short, the Fund must segregate an amount of cash or liquid securities with its custodian equal to any excess of the current market value of the securities sold short over any cash or liquid securities deposited as collateral with the broker in connection with the short sale (not including the proceeds of the short sale). As a result of that requirement, the Fund will not gain any leverage merely by selling short, except to the extent that it earns interest or other income or gains on the segregated cash or liquid securities while also being subject to the possibility of gain or loss from the securities sold short.